UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21269

Wells Fargo Advantage Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for Wells Fargo Income Opportunities Fund.

Date of reporting period: January 31, 2015

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name			Shares	Value
Common Stocks : 0.29%

Materials : 0.00%

Chemicals : 0.00%
LyondellBasell Industries NV Class A			7	$554

Telecommunication Services : 0.29%

Diversified Telecommunication Services : 0.29%
Fairpoint Communications Incorporated †			134,376	2,010,265

Total Common Stocks (Cost $3,110,371)				2,010,819

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 111.12%

Consumer Discretionary : 18.96%

Auto Components : 1.99%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$8,015,000	8,355,638
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	4,000,000	4,240,000
Cooper Tire & Rubber Company	8.00	12-15-2019	150,000	168,000
Goodyear Tire & Rubber Company	7.00	5-15-2022	700,000	757,750

				13,521,388

Distributors : 0.19%
LKQ Corporation	4.75	5-15-2023	1,355,000	1,317,738

Diversified Consumer Services : 1.90%
Service Corporation International	6.75	4-1-2016	1,250,000	1,303,125
Service Corporation International	7.00	6-15-2017	1,250,000	1,356,250
Service Corporation International	7.50	4-1-2027	7,078,000	7,962,750
Service Corporation International	7.63	10-1-2018	1,100,000	1,237,500
Service Corporation International	8.00	11-15-2021	885,000	1,046,513

				12,906,138

Hotels, Restaurants & Leisure : 4.81%
CCM Merger Incorporated 144A	9.13	5-1-2019	10,830,000	11,696,400
Greektown Holdings LLC 144A	8.88	3-15-2019	12,215,000	12,306,613
Hilton Worldwide Finance LLC	5.63	10-15-2021	320,000	337,600
Pinnacle Entertainment Incorporated	7.50	4-15-2021	6,297,000	6,548,880
Speedway Motorsports Incorporated 144A	5.13	2-1-2023	825,000	839,438
Speedway Motorsports Incorporated	6.75	2-1-2019	980,000	1,016,260

				32,745,191

Household Durables : 0.56%
American Greetings Corporation	7.38	12-1-2021	3,300,000	3,498,000
Tempur Sealy International Incorporated	6.88	12-15-2020	325,000	348,563

				3,846,563

Media : 7.92%
Cablevision Systems Corporation	8.63	9-15-2017	2,975,000	3,309,688
CBS Outdoor Americas Capital LLC 144A	5.25	2-15-2022	320,000	331,200
CBS Outdoor Americas Capital LLC 144A	5.63	2-15-2024	35,000	36,225
CBS Outdoor Americas Capital LLC 144A	5.88	3-15-2025	1,275,000	1,326,000
CCO Holdings LLC	7.38	6-1-2020	2,364,000	2,526,525
CCO Holdings LLC	5.13	2-15-2023	1,200,000	1,176,000

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
CCO Holdings LLC	8.13%	4-30-2020	$686,000	$721,158
CCOH Safari LLC	5.50	12-1-2022	735,000	740,513
CCOH Safari LLC	5.75	12-1-2024	7,955,000	8,064,381
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	340,000	332,350
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	1,601,000	1,564,978
Cinemark USA Incorporated	7.38	6-15-2021	1,525,000	1,616,500
CSC Holdings LLC	7.63	7-15-2018	1,145,000	1,285,263
CSC Holdings LLC	7.88	2-15-2018	1,650,000	1,845,938
CSC Holdings LLC	8.63	2-15-2019	635,000	739,775
DISH DBS Corporation	5.88	11-15-2024	315,000	316,575
DISH DBS Corporation	7.88	9-1-2019	2,260,000	2,565,100
EchoStar DBS Corporation	7.13	2-1-2016	1,160,000	1,218,000
EchoStar DBS Corporation	7.75	5-31-2015	650,000	659,750
Gray Television Incorporated	7.50	10-1-2020	11,105,000	11,410,388
Lamar Media Corporation	5.88	2-1-2022	1,785,000	1,851,938
LIN Television Corporation	6.38	1-15-2021	500,000	507,500
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	810,000	864,675
National CineMedia LLC	6.00	4-15-2022	3,340,000	3,390,100
National CineMedia LLC	7.88	7-15-2021	1,750,000	1,852,725
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	3,510,000	3,654,788

				53,908,033

Specialty Retail : 1.59%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	730,000	737,300
Ahern Rentals Incorporated 144A	9.50	6-15-2018	1,985,000	2,034,625
Century Intermediate Holding Company (PIK at 10.50%) ¥144A	9.75	2-15-2019	290,000	307,400
Chinos Intermediate Holdings A Incorporated 144A	7.75	5-1-2019	750,000	630,000
Penske Auto Group Incorporated	5.38	12-1-2024	1,860,000	1,892,550
Penske Auto Group Incorporated	5.75	10-1-2022	1,965,000	2,043,600
Sonic Automotive Incorporated	5.00	5-15-2023	1,900,000	1,866,750
Sonic Automotive Incorporated	7.00	7-15-2022	1,235,000	1,343,063

				10,855,288

Consumer Staples : 0.85%

Beverages : 0.19%
Cott Beverages Incorporated 144A	6.75	1-1-2020	1,295,000	1,278,813

Food Products : 0.66%
B&G Foods Incorporated	4.63	6-1-2021	670,000	666,650
Darling Ingredients Incorporated	5.38	1-15-2022	295,000	294,263
Simmons Foods Incorporated 144A	7.88	10-1-2021	3,625,000	3,516,250

				4,477,163

Energy : 22.81%

Energy Equipment & Services : 8.85%
Bristow Group Incorporated	6.25	10-15-2022	5,830,000	5,553,075
Cleaver Brooks Incorporated 144A(i)	8.75	12-15-2019	810,000	844,425
Compressco Partners LP 144A	7.25	8-15-2022	1,980,000	1,643,400
Era Group Incorporated	7.75	12-15-2022	7,340,000	7,046,400
Forum Energy Technologies Incorporated	6.25	10-1-2021	315,000	298,463
Gulfmark Offshore Incorporated	6.38	3-15-2022	8,173,000	6,374,940
Hilcorp Energy Company 144A	5.00	12-1-2024	900,000	810,000
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	4,705,000	3,740,475
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	4,562,000	3,889,105
NGPL PipeCo LLC 144A	7.12	12-15-2017	6,445,000	6,252,295
NGPL PipeCo LLC 144A	7.77	12-15-2037	14,540,000	15,412,400
NGPL PipeCo LLC 144A	9.63	6-1-2019	715,000	699,806
PHI Incorporated	5.25	3-15-2019	8,550,000	7,438,500

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Pride International Incorporated	8.50%	6-15-2019	$210,000	$247,157

				60,250,441

Oil, Gas & Consumable Fuels : 13.96%
Arch Coal Incorporated	7.00	6-15-2019	1,950,000	472,875
CVR Refining LLC	6.50	11-1-2022	2,148,000	2,040,600
Denbury Resources Incorporated	4.63	7-15-2023	1,280,000	1,091,200
Denbury Resources Incorporated	5.50	5-1-2022	130,000	114,400
Denbury Resources Incorporated	6.38	8-15-2021	700,000	651,000
El Paso LLC	6.50	9-15-2020	1,155,000	1,332,379
El Paso LLC	7.00	6-15-2017	1,973,000	2,175,233
El Paso LLC	7.42	2-15-2037	1,820,000	2,227,221
El Paso LLC	7.80	8-1-2031	3,050,000	3,757,231
Energy XXI Gulf Coast Incorporated 144A	6.88	3-15-2024	3,525,000	1,551,000
Energy XXI Gulf Coast Incorporated	7.75	6-15-2019	975,000	455,813
Exterran Partners LP	6.00	4-1-2021	4,000,000	3,420,000
Northern Tier Energy LLC	7.13	11-15-2020	4,605,000	4,674,075
Overseas Shipholding Group	7.50	2-15-2021	2,750,000	2,475,000
Overseas Shipholding Group	8.13	3-30-2018	3,850,000	3,763,375
Pioneer Natural Resources Company	7.50	1-15-2020	3,170,000	3,780,215
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	6,255,000	6,208,807
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	8,100,000	8,667,000
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	4,425,000	4,867,500
Sabine Pass Liquefaction LLC	5.63	2-1-2021	1,425,000	1,426,781
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,710,000	1,710,000
Sabine Pass Liquefaction LLC	5.75	5-15-2024	525,000	528,281
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,415,000	3,538,794
Sabine Pass LNG LP	6.50	11-1-2020	9,370,000	9,510,550
Sabine Pass LNG LP	7.50	11-30-2016	9,700,000	10,209,250
SemGroup Corporation	7.50	6-15-2021	4,420,000	4,397,900
Suburban Propane Partners LP	5.50	6-1-2024	480,000	472,800
Suburban Propane Partners LP	7.38	3-15-2020	1,475,000	1,534,000
Suburban Propane Partners LP	7.38	8-1-2021	592,000	626,040
Swift Energy Company	7.13	6-1-2017	7,975,000	3,110,250
Swift Energy Company	8.88	1-15-2020	1,750,000	612,500
Ultra Petroleum Corporation 144A	5.75	12-15-2018	650,000	594,750
Ultra Petroleum Corporation 144A	6.13	10-1-2024	3,550,000	3,035,250

				95,032,070

Financials : 19.91%

Banks : 0.41%
CIT Group Incorporated 144A	5.50	2-15-2019	2,225,000	2,360,503
CIT Group Incorporated 144A	6.63	4-1-2018	370,000	398,675

				2,759,178

Capital Markets : 1.65%
Jefferies Finance LLC 144A	6.88	4-15-2022	6,680,000	6,028,700
Jefferies Finance LLC 144A	7.38	4-1-2020	515,000	484,100
Jefferies Finance LLC 144A	7.50	4-15-2021	2,775,000	2,608,500
Neuberger Berman Group LLC 144A	5.63	3-15-2020	900,000	939,375
Neuberger Berman Group LLC 144A	5.88	3-15-2022	1,125,000	1,193,906

				11,254,581

Consumer Finance : 7.83%
Ally Financial Incorporated	7.50	9-15-2020	2,866,000	3,403,375
Ally Financial Incorporated	8.00	3-15-2020	1,241,000	1,479,893
Ally Financial Incorporated	8.30	2-12-2015	8,820,000	8,820,000

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Ford Motor Credit Company LLC	8.00%	12-15-2016	$200,000	$223,881
General Motors Financial Company Incorporated	6.75	6-1-2018	2,215,000	2,502,950
Homer City Generation LLC	8.73	10-1-2026	3,031,303	3,091,929
Navient LLC	8.00	3-25-2020	7,010,000	7,851,200
SLM Corporation	6.13	3-25-2024	2,975,000	2,900,625
SLM Corporation	7.25	1-25-2022	1,600,000	1,740,000
SLM Corporation	8.45	6-15-2018	3,110,000	3,516,197
Springleaf Finance Corporation	5.40	12-1-2015	2,650,000	2,709,625
Springleaf Finance Corporation	5.75	9-15-2016	2,325,000	2,420,906
Springleaf Finance Corporation	6.00	6-1-2020	2,850,000	2,864,250
Springleaf Finance Corporation	6.50	9-15-2017	550,000	580,250
Springleaf Finance Corporation	6.90	12-15-2017	6,950,000	7,436,500
Springleaf Finance Corporation	7.75	10-1-2021	765,000	849,150
Springleaf Finance Corporation	8.25	10-1-2023	837,000	945,810

				53,336,541

Diversified Financial Services : 1.66%
Denali Borrower LLC 144A	5.63	10-15-2020	6,930,000	7,415,100
Infinity Acquisition LLC 144A	7.25	8-1-2022	4,310,000	3,868,225

				11,283,325

Insurance : 0.69%
Hub Holdings LLC (PIK at 8.88%)¥ 144A	8.13	7-15-2019	4,820,000	4,723,600

Real Estate Management & Development : 1.40%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	3,480,000	3,480,000
Onex Corporation 144A	7.75	1-15-2021	6,170,000	6,023,463

				9,503,463

REITs : 6.27%
Crown Castle International Corporation	4.88	4-15-2022	760,000	769,880
Crown Castle International Corporation	5.25	1-15-2023	4,385,000	4,494,625
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	7,670,000	7,957,625
Iron Mountain Incorporated	5.75	8-15-2024	8,500,000	8,648,750
Iron Mountain Incorporated	6.00	8-15-2023	3,560,000	3,729,100
Iron Mountain Incorporated	7.75	10-1-2019	605,000	646,594
Iron Mountain Incorporated	8.38	8-15-2021	926,000	965,818
Omega Healthcare Investors Incorporated	6.75	10-15-2022	3,375,000	3,560,625
Sabra Health Care Incorporated	5.38	6-1-2023	1,425,000	1,499,813
Sabra Health Care Incorporated	5.50	2-1-2021	1,960,000	2,072,700
The Geo Group Incorporated	5.13	4-1-2023	2,400,000	2,388,000
The Geo Group Incorporated	5.88	1-15-2022	4,350,000	4,502,250
The Geo Group Incorporated	5.88	10-15-2024	770,000	793,100
The Geo Group Incorporated	6.63	2-15-2021	605,000	635,250

				42,664,130

Health Care : 12.06%

Health Care Equipment & Supplies : 1.38%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	7,500,000	6,487,500
Hologic Incorporated	6.25	8-1-2020	2,800,000	2,919,000

				9,406,500

Health Care Providers & Services : 7.70%
Aviv Healthcare Properties LP	6.00	10-15-2021	850,000	888,250
Aviv Healthcare Properties LP	7.75	2-15-2019	4,435,000	4,616,835
Capella Healthcare Incorporated	9.25	7-1-2017	8,300,000	8,652,750
Centene Corporation	5.75	6-1-2017	1,925,000	2,038,094

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Community Health Systems Incorporated	6.88%	2-1-2022	$3,275,000	$3,483,781
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	1,360,000	1,441,600
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,800,000	1,957,860
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	700,000	764,750
HCA Incorporated	5.88	3-15-2022	750,000	836,250
HCA Incorporated	6.50	2-15-2020	5,675,000	6,377,281
HealthSouth Corporation	5.75	11-1-2024	125,000	129,063
HealthSouth Corporation	7.75	9-15-2022	1,750,000	1,850,625
HealthSouth Corporation	8.13	2-15-2020	820,000	854,850
MPT Operating Partnership LP	6.38	2-15-2022	1,780,000	1,913,500
MPT Operating Partnership LP	6.88	5-1-2021	3,175,000	3,397,250
Select Medical Corporation	6.38	6-1-2021	10,230,000	10,292,659
Tenet Healthcare Corporation	6.00	10-1-2020	2,600,000	2,808,000
Tenet Healthcare Corporation	8.13	4-1-2022	115,000	129,663

				52,433,061

Health Care Technology : 1.18%
Emdeon Incorporated	11.00	12-31-2019	7,315,000	7,982,494

Pharmaceuticals : 1.80%
Endo Finance LLC 144A	5.75	1-15-2022	1,180,000	1,197,700
Endo Finance LLC 144A	6.00	2-1-2025	1,275,000	1,302,891
Endo Finance LLC 144A	7.25	1-15-2022	3,925,000	4,170,313
Par Pharmaceutical Company	7.38	10-15-2020	1,440,000	1,515,600
Pinnacle Incorporated 144A	9.50	10-1-2023	501,000	556,110
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	3,175,000	3,373,438
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	140,000	144,550

				12,260,602

Industrials : 7.38%

Airlines : 0.57%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,463,750
Aviation Capital Group Corporation 144A	7.13	10-15-2020	1,210,000	1,393,759

				3,857,509

Commercial Services & Supplies : 2.55%
ADT Corporation	4.13	6-15-2023	1,775,000	1,664,063
ADT Corporation	6.25	10-15-2021	6,390,000	6,771,419
Covanta Holding Corporation	5.88	3-1-2024	3,105,000	3,194,269
Covanta Holding Corporation	6.38	10-1-2022	3,205,000	3,421,338
Covanta Holding Corporation	7.25	12-1-2020	2,150,000	2,284,375

				17,335,464

Construction & Engineering : 0.71%
AECOM Technology Corporation 144A	5.75	10-15-2022	355,000	371,419
AECOM Technology Corporation 144A	5.88	10-15-2024	4,280,000	4,467,250

				4,838,669

Machinery : 0.89%
Columbus McKinnon Corporation	7.88	2-1-2019	5,840,000	6,080,900

Trading Companies & Distributors : 2.66%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	6,975,000	7,533,000
H&E Equipment Services Incorporated	7.00	9-1-2022	7,345,000	7,014,475
International Lease Finance Corporation 144A	7.13	9-1-2018	1,015,000	1,143,144
International Lease Finance Corporation	8.63	9-15-2015	1,700,000	1,768,000

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Trading Companies & Distributors (continued)
Light Tower Rentals Incorporated 144A	8.13%	8-1-2019	$970,000	$666,875

				18,125,494

Information Technology : 8.68%

Electronic Equipment, Instruments & Components : 2.74%
Jabil Circuit Incorporated	8.25	3-15-2018	13,532,000	15,561,800
Zebra Technologies Corporation 144A	7.25	10-15-2022	2,910,000	3,120,975

				18,682,775

Internet Software & Services : 0.47%
Sophia Holding Finance LP (PIK at 10.38%)¥ 144A	9.63	12-1-2018	3,175,000	3,175,000

IT Services : 3.51%
Audatex North America Incorporated 144A	6.00	6-15-2021	2,925,000	3,042,000
Audatex North America Incorporated 144A	6.13	11-1-2023	1,320,000	1,376,100
First Data Corporation 144A	6.75	11-1-2020	991,000	1,060,370
First Data Corporation 144A	7.38	6-15-2019	2,870,000	3,009,913
First Data Corporation 144A	8.88	8-15-2020	435,000	466,538
First Data Corporation	11.75	8-15-2021	7,190,000	8,286,475
SunGard Data Systems Incorporated	6.63	11-1-2019	840,000	844,200
SunGard Data Systems Incorporated	7.38	11-15-2018	3,547,000	3,684,446
SunGard Data Systems Incorporated	7.63	11-15-2020	2,025,000	2,159,156

				23,929,198

Semiconductors & Semiconductor Equipment : 0.36%
Micron Technology Incorporated 144A	5.88	2-15-2022	2,310,000	2,425,500

Software : 0.44%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	1,155,000	1,237,294
Activision Blizzard Incorporated 144A	6.13	9-15-2023	285,000	310,650
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	1,810,000	1,475,150

				3,023,094

Technology Hardware, Storage & Peripherals : 1.16%
NCR Corporation	5.88	12-15-2021	380,000	392,350
NCR Corporation	6.38	12-15-2023	7,165,000	7,487,425

				7,879,775

Materials : 2.05%

Chemicals : 0.07%
Celanese US Holdings LLC	5.88	6-15-2021	440,000	471,900

Containers & Packaging : 1.41%
Ball Corporation	5.75	5-15-2021	400,000	418,500
Crown Americas LLC	6.25	2-1-2021	515,000	543,325
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	60,000	66,600
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	1,225,000	1,145,375
Owens-Illinois Incorporated	7.80	5-15-2018	837,000	941,625
Sealed Air Corporation 144A	8.38	9-15-2021	3,740,000	4,198,150
Silgan Holdings Incorporated	5.00	4-1-2020	2,250,000	2,300,625

				9,614,200

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining : 0.00%
Indalex Holdings Corporation (s)(a)(i)	11.50%	2-1-2020	$5,985,000	$0

Paper & Forest Products : 0.57%
Georgia-Pacific LLC	8.88	5-15-2031	2,430,000	3,883,023

Telecommunication Services : 14.84%

Diversified Telecommunication Services : 7.18%
Citizens Communications Company	7.88	1-15-2027	4,205,000	4,275,959
Frontier Communications Corporation	8.13	10-1-2018	1,980,000	2,220,075
Frontier Communications Corporation	8.25	4-15-2017	2,380,000	2,629,900
Frontier Communications Corporation	8.50	4-15-2020	1,000,000	1,125,000
GCI Incorporated	6.75	6-1-2021	4,145,000	4,134,638
GCI Incorporated	8.63	11-15-2019	10,090,000	10,531,438
Level 3 Financing Incorporated	8.13	7-1-2019	1,475,000	1,565,344
Level 3 Financing Incorporated	6.13	1-15-2021	1,690,000	1,753,375
Level 3 Financing Incorporated	7.00	6-1-2020	297,000	316,305
Qwest Corporation	7.13	11-15-2043	1,810,000	1,857,170
Qwest Corporation	7.25	9-15-2025	2,755,000	3,284,175
Qwest Corporation	7.63	8-3-2021	440,000	474,100
Syniverse Holdings Incorporated	9.13	1-15-2019	8,545,000	8,908,163
Windstream Corporation	7.88	11-1-2017	5,380,000	5,803,675

				48,879,317

Wireless Telecommunication Services : 7.66%
Level 3 Communications Incorporated 144A	5.38	8-15-2022	2,190,000	2,228,325
MetroPCS Wireless Incorporated	6.63	11-15-2020	5,910,000	6,144,923
SBA Telecommunications Corporation 144A	4.88	7-15-2022	1,400,000	1,361,500
SBA Telecommunications Corporation	5.63	10-1-2019	270,000	280,800
SBA Telecommunications Corporation	5.75	7-15-2020	2,795,000	2,885,838
Sprint Capital Corporation	6.88	11-15-2028	19,000,000	17,456,250
Sprint Capital Corporation	8.75	3-15-2032	3,390,000	3,466,275
Sprint Communications Incorporated 144A	9.00	11-15-2018	750,000	864,375
Sprint Communications Incorporated	11.50	11-15-2021	1,200,000	1,446,000
Sprint Corporation	7.13	6-15-2024	1,585,000	1,541,413
Sprint Corporation	7.25	9-15-2021	330,000	329,505
Sprint Corporation	7.88	9-15-2023	330,000	334,538
T-Mobile USA Incorporated	6.13	1-15-2022	140,000	144,025
T-Mobile USA Incorporated	6.38	3-1-2025	2,730,000	2,801,663
T-Mobile USA Incorporated	6.46	4-28-2019	265,000	274,606
T-Mobile USA Incorporated	6.50	1-15-2024	140,000	145,250
T-Mobile USA Incorporated	6.54	4-28-2020	275,000	284,884
T-Mobile USA Incorporated	6.63	4-1-2023	825,000	855,773
T-Mobile USA Incorporated	6.63	4-28-2021	1,510,000	1,567,758
T-Mobile USA Incorporated	6.73	4-28-2022	5,645,000	5,856,665
T-Mobile USA Incorporated	6.84	4-28-2023	1,765,000	1,840,013

				52,110,379

Telecommunications : 0.19%

Utilities : 3.39%

Electric Utilities : 1.19%
Energy Future Intermediate Holding Company LLC (s)	10.00	12-1-2020	150,000	13,875
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	3,403,000	3,581,658
Otter Tail Corporation (i)	9.00	12-15-2016	3,985,000	4,512,865

				8,108,398

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Gas Utilities : 0.54%
AmeriGas Finance LLC	6.75%	5-20-2020	$1,675,000	$1,754,563
AmeriGas Finance LLC	7.00	5-20-2022	1,840,000	1,927,400

				3,681,963

Independent Power & Renewable Electricity Producers : 1.66%
Calpine Corporation 144A	5.88	1-15-2024	455,000	484,575
Calpine Corporation 144A	6.00	1-15-2022	865,000	927,713
Calpine Corporation 144A	7.88	1-15-2023	1,057,000	1,183,840
NSG Holdings LLC 144A	7.75	12-15-2025	5,854,330	6,293,404
Reliant Energy Incorporated (i)	9.24	7-2-2017	1,202,051	1,250,133
Reliant Energy Incorporated (i)	9.68	7-2-2026	780,000	826,800
TerraForm Power Operating LLC 144A	5.88	2-1-2023	345,000	352,331

				11,318,796

Total Corporate Bonds and Notes (Cost $743,810,236)				756,464,585

Loans : 9.62%
Accellent Incorporated ±	7.50	3-11-2022	515,000	469,938
Alliance Laundry Systems LLC ±	9.50	12-10-2019	3,742,755	3,740,434
Applied Systems Incorporated ±	7.50	1-22-2022	535,000	526,306
Asurion LLC ±	8.50	3-3-2021	575,000	567,813
CCM Merger Incorporated ±	4.50	8-8-2021	732,819	728,700
Centaur Acquisition LLC ±	8.75	2-20-2020	3,135,000	3,114,090
Focus Brands Incorporated ±(i)	10.25	8-21-2018	4,124,203	4,165,445
HGIM Corporation ±%%	5.50	6-18-2020	4,049,950	2,591,968
Learfield Communications Incorporated ±	8.75	10-9-2021	4,625,234	4,567,418
LM U.S. Corp Acquisition Incorporated ±(i)	8.25	1-25-2021	185,000	178,756
LTS Buyer LLC ±(i)	8.00	4-12-2021	935,369	913,388
Neff Rental LLC ±	7.25	6-9-2021	1,128,774	1,103,377
nTelos Incorporated ±	5.75	11-9-2019	2,512,967	2,192,564
Peak 10 Incorporated ±	8.25	6-17-2022	700,239	673,980
Philadelphia Energy Solutions LLC ±	6.25	4-4-2018	579,263	521,337
Sedgwick Claims Management Services Incorporated ±	6.75	2-28-2022	1,210,000	1,134,375
Spin Holdco Incorporated ±	4.25	11-14-2019	2,752,571	2,705,557
Tallgrass Operations LLC ±	4.25	11-13-2018	1,941,250	1,883,012
Texas Competitive Electric Holdings Company LLC ±(s)	4.66	10-10-2015	34,355,889	21,293,436
TGI Friday’s Incorporated ±	9.25	7-15-2021	915,000	910,425
TWCC Holdings Corporation ±	7.00	6-26-2020	5,880,000	5,465,930
United Surgical Partners International Incorporated ±	4.75	4-3-2019	2,188,574	2,179,448
Vertafore Incorporated ±	9.75	10-29-2017	845,000	846,056
W3 Company ±(i)	9.25	9-13-2020	488,775	464,336
WASH Multifamily Laundry Systems LLC ±	4.50	2-21-2019	2,608,538	2,543,324

Total Loans (Cost $80,347,906)				65,481,413

	Dividend yield		Shares
Preferred Stocks : 0.32%

Financials : 0.32%

Banks : 0.32%
GMAC Capital Trust I ±	7.72		81,784	2,150,919

Total Preferred Stocks (Cost $2,078,248)				2,150,919

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 7.87%

Consumer Discretionary : 0.03%

Media : 0.03%
Videotron Limited	6.38%	12-15-2015	$100,000	$100,250
Videotron Limited	9.13	4-15-2018	78,000	80,340

				180,590

Energy : 0.91%

Oil, Gas & Consumable Fuels : 0.91%
Griffin Coal Mining Company Limited (s)144A	9.50	12-1-2016	2,119,383	1,292,823
Griffin Coal Mining Company Limited (s)	9.50	12-1-2016	290,088	176,954
Teekay Corporation	8.50	1-15-2020	4,250,000	4,717,500

				6,187,277

Financials : 0.10%

Banks : 0.10%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	700,000	719,250
Preferred Term Securities XII Limited (s)(a)(i)	0.00	12-24-2033	1,540,000	0

				719,250

Health Care : 1.08%

Pharmaceuticals : 1.08%
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	1,120,000	1,191,400
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	485,000	495,003
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	5,175,000	5,666,625

				7,353,028

Materials : 1.50%

Containers & Packaging : 0.52%
Ardagh Finance Holdings (PIK at 8.63%) ¥144A	8.63	6-15-2019	1,527,669	1,521,940
Ardagh Packaging Finance 144A	9.13	10-15-2020	1,925,000	2,040,500

				3,562,440

Metals & Mining : 0.68%
Novelis Incorporated	8.38	12-15-2017	1,100,000	1,142,625
Novelis Incorporated	8.75	12-15-2020	3,250,000	3,485,625

				4,628,250

Paper & Forest Products : 0.30%
Sappi Limited 144A	7.50	6-15-2032	2,155,000	2,004,150

Telecommunication Services : 4.25%

Diversified Telecommunication Services : 4.03%
Intelsat Jackson Holdings SA	5.50	8-1-2023	6,210,000	6,132,375
Intelsat Jackson Holdings SA	7.25	4-1-2019	5,760,000	5,983,200
Intelsat Jackson Holdings SA	7.25	10-15-2020	3,825,000	4,016,250
Intelsat Jackson Holdings SA	7.50	4-1-2021	3,364,000	3,565,840
Intelsat Luxembourg SA	7.75	6-1-2021	2,595,000	2,572,294
Intelsat Luxembourg SA	8.13	6-1-2023	4,190,000	4,237,138
Virgin Media Finance plc 144A	5.38	4-15-2021	305,000	316,438

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name		Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Virgin Media Finance plc 144A		6.38%	4-15-2023	$605,000	$644,325

					27,467,860

Wireless Telecommunication Services : 0.22%
Telesat Canada Incorporated 144A		6.00	5-15-2017	1,475,000	1,497,125

Total Yankee Corporate Bonds and Notes (Cost $53,865,628)					53,599,970

Short-Term Investments : 2.93%

		Yield		Shares
Investment Companies : 2.93%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)		0.10		19,926,787	19,926,787

Total Short-Term Investments (Cost $19,926,787)					19,926,787

Total investments in securities (Cost $903,139,176)*	132.15%				899,634,493
Other assets and liabilities, net	(32.15)				(218,860,370)

Total net assets	100.00%				$680,774,123

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $908,258,944 and unrealized gains (losses) consists of:

Gross unrealized gains	$32,072,769
Gross unrealized losses	(40,697,220)

Net unrealized losses	$(8,624,451)

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

Wells Fargo Advantage Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Materials	$554	$0	$0	$554
Telecommunication services	2,010,265	0	0	2,010,265
Preferred stocks
Financials	2,150,919	0	0	2,150,919
Corporate bonds and notes	0	756,464,585	0	756,464,585
Loans	0	49,270,039	16,211,374	65,481,413
Yankee corporate bonds and notes	0	53,599,970	0	53,599,970
Short-term investments
Investment companies	19,926,787	0	0	19,926,787

Total assets	$24,088,525	$859,334,594	$16,211,374	$899,634,493

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of April 30, 2014	$9,669,157
Accrued discounts (premiums)	3,675
Realized gains (losses)	(24,224)
Change in unrealized gains (losses)	(197,469)
Purchases	7,521,801
Sales	(2,790,889)
Transfers into Level 3	5,769,757
Transfers out of Level 3	(3,740,434)

Balance as of January 31, 2015	$16,211,374

Change in unrealized gains (losses) relating to securities still held at January 31, 2015	$(163,249)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	March 25, 2015

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	March 25, 2015